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April 20, 2007

Ms Jennifer R. Hardy
Legal Branch Chief
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:      Green Energy Holding Corp. (the Company)
Form SB-2 Registration Statement
File Number: 333-140918

Dear Ms. Hardy;

This is in response to your April 18, 2007 comment letter to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

Prospectus’ Outside Front Cover Page

1.	The Company has made the required change.

Selling Stockholders, page 26

2. The Company has made the required change.

3. The Company has made the required clarification.

The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at (303)793-0304. For accounting comments, please contact Mr. Ronald Chadwick at (303) 306-1967.

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David Wagner
David Wagner